Lease liabilities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 2,636,270
Interest	543,039
Present value of minimum lease payments	2,093,231
Current portion of lease liabilities	530,834	$ 576,232
Non-current portion of lease liabilities	1,562,397	$ 499,541
2021
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	667,397
Interest	136,563
Present value of minimum lease payments	530,834
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	1,194,171
Interest	304,274
Present value of minimum lease payments	889,897
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	774,702
Interest	102,202
Present value of minimum lease payments	$ 672,500